DIVIDENDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
DIVIDENDS PAYABLE
Schedule of dividends payable

	12/31/2024	12/31/2023
Dividends for the fiscal year 2024	2,464,804	—
Dividends for the fiscal year 2023	—	1,121,391
Dividends from previous years	25,864	33,445
	2,490,668	1,154,836